As filed with the Securities and Exchange Commission on May 22, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08795

Helios High Yield Fund
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS HIGH YIELD FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 4.9%
Automotive - 1.6%
Ford Motor Co. 6	6.50%	08/01/18	$1,000	$1,176,214
Ford Motor Credit Company LLC 10 (Acquired 10/08/09, Cost $496, 0.00%)	7.00	10/01/13	1	515
Total Automotive				1,176,729
Basic Industry - 1.9%
Georgia-Pacific LLC 6	7.38	12/01/25	1,000	1,361,566
Energy - 0.0%
National Oilwell Varco, Inc. 10 (Acquired 03/25/08, Cost $6,954, 0.01%)	6.13	08/15/15	7	7,041
Services - 1.4%
Legrand France SA	8.50	02/15/25	750	996,424
Total INVESTMENT GRADE CORPORATE BONDS
(Cost $3,019,535)				3,541,760
HIGH YIELD CORPORATE BONDS - 130.7%
Automotive - 7.5%
American Axle & Manufacturing, Inc.	6.25	03/15/21	1,125	1,153,125
Chrysler Group LLC/CG Co-Issuer, Inc. 6	8.25	06/15/21	1,000	1,116,250
Jaguar Land Rover Automotive PLC 1,3,5,6	8.13	05/15/21	750	843,750
Motors Liquidation Co. 7,8	8.38	07/15/33	2,500	250
Pittsburgh Glass Works LLC 1,5	8.50	04/15/16	1,000	1,017,500
Tenneco, Inc. 6	6.88	12/15/20	1,000	1,098,750
Visteon Corp.	6.75	04/15/19	140	149,800
Total Automotive				5,379,425
Banking - 0.0%
Ally Financial, Inc. 10 (Acquired 12/02/08, Cost $7,451, 0.01%)	6.75	12/01/14	8	8,044
Basic Industry - 25.5%
AK Steel Corp. 6	7.63	05/15/20	750	656,250
Alpha Natural Resources, Inc.	6.25	06/01/21	1,100	990,000
ArcelorMittal 3	6.13	06/01/18	750	810,000
Arch Coal, Inc.	7.25	06/15/21	475	426,312
Arch Coal, Inc. 6	8.75	08/01/16	1,000	1,040,000
Associated Materials LLC/AMH New Finance, Inc. 6	9.13	11/01/17	1,000	1,067,500
Cascades, Inc. 3,6	7.75	12/15/17	1,000	1,062,500
FMG Resources August 2006 Property Ltd. 1,3,5	6.88	04/01/22	675	707,062
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 6	9.00	11/15/20	1,000	950,000
Huntsman International LLC 6	8.63	03/15/21	1,000	1,125,000
INEOS Finance PLC 1,3,5	9.00	05/15/15	525	552,562
INEOS Group Holdings SA 1,3,5	8.50	02/15/16	1,000	1,015,000
Masonite International Corp. 1,3,5,6	8.25	04/15/21	1,000	1,110,000
Ply Gem Industries, Inc. 6	8.25	02/15/18	1,000	1,088,750
Steel Dynamics, Inc.	7.63	03/15/20	500	555,000
Tembec Industries, Inc. 3,6	11.25	12/15/18	1,000	1,105,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 1	8.75	02/01/19	750	742,500
United States Steel Corp.	7.00	02/01/18	650	698,750
USG Corp. 6	9.75	01/15/18	1,000	1,185,000
Verso Paper Holdings LLC/Verso Paper, Inc.	11.75	01/15/19	700	756,000
Xerium Technologies, Inc.	8.88	06/15/18	790	756,425
Total Basic Industry				18,399,611
Capital Goods - 12.4%
AAR Corp.	7.25	01/15/22	375	406,875
Berry Plastics Corp. 6	9.50	05/15/18	1,000	1,116,250
Coleman Cable, Inc. 6	9.00	02/15/18	1,010	1,093,325
Consolidated Container Company LLC/Consolidated Container Capital, Inc. 1,5	10.13	07/15/20	500	547,500
Crown Cork & Seal Company, Inc. 6	7.38	12/15/26	1,000	1,115,000
Mueller Water Products, Inc.	7.38	06/01/17	625	642,969
Owens-Illinois, Inc. 6	7.80	05/15/18	1,000	1,170,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6	9.00	04/15/19	1,110	1,173,825
Tekni-Plex, Inc. 1,5	9.75	06/01/19	550	607,750
Terex Corp.	6.00	05/15/21	625	657,812
Terex Corp.	6.50	04/01/20	375	399,844
Total Capital Goods				8,931,150
Consumer Cyclical - 6.9%
DineEquity, Inc. 6	9.50	10/30/18	1,000	1,140,000
Levi Strauss & Co. 6	7.63	05/15/20	1,000	1,100,000
Limited Brands, Inc. 6	7.60	07/15/37	1,000	1,076,250
Phillips-Van Heusen Corp. 6	7.38	05/15/20	1,000	1,115,000
Quiksilver, Inc. 10 (Acquired 07/22/09, Cost $7,450, 0.01%)	6.88	04/15/15	8	7,491
Sealy Mattress Co. 10 (Acquired 07/22/09, Cost $497, 0.00%)	8.25	06/15/14	1	502
YCC Holdings LLC/Yankee Finance, Inc. 9	10.25	02/15/16	500	515,625
Total Consumer Cyclical				4,954,868
Consumer Non-Cyclical - 3.9%
B&G Foods, Inc.	7.63	01/15/18	709	756,857
C&S Group Enterprises LLC 1,5	8.38	05/01/17	950	1,011,750
Easton-Bell Sports, Inc. 6	9.75	12/01/16	1,000	1,077,510
Smithfield Foods, Inc. 10 (Acquired 09/16/10, Cost $500, 0.00%)	7.75	05/15/13	1	503
Total Consumer Non-Cyclical				2,846,620

HELIOS HIGH YIELD FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Energy - 16.5%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 6	8.63%	10/15/20	$1,000	$1,105,000
Calfrac Holdings L.P. 1,5,6	7.50	12/01/20	1,000	1,003,750
Crosstex Energy L.P./Crosstex Energy Finance Corp. 6	8.88	02/15/18	1,000	1,082,500
Encore Acquisition Co. 7,10 (Acquired 02/19/10, Cost $497, 0.00%)	6.00	07/15/15	1	505
EV Energy Partners L.P./EV Energy Finance Corp. 6	8.00	04/15/19	600	633,000
FTS International Services LLC/FTS International Bonds, Inc. 1,5,6	8.13	11/15/18	727	761,532
GMX Resources, Inc. 6,8	11.00	12/01/17	388	337,328
Hercules Offshore, Inc. 1,5,6	10.50	10/15/17	425	461,125
Hilcorp Energy I L.P./Hilcorp Finance Co. 1,5	8.00	02/15/20	850	932,875
Key Energy Services, Inc.	6.75	03/01/21	525	547,312
Linn Energy LLC/Linn Energy Finance Corp.	7.75	02/01/21	250	268,125
Linn Energy LLC/Linn Energy Finance Corp. 6	8.63	04/15/20	1,000	1,102,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 6	8.88	03/15/18	1,000	1,042,500
Petroleum Geo-Services ASA 1,3,5	7.38	12/15/18	200	219,000
Precision Drilling Corp. 3	6.63	11/15/20	375	400,312
Trinidad Drilling Ltd. 1,3,5,6	7.88	01/15/19	620	672,700
Venoco, Inc. 6	8.88	02/15/19	1,000	970,000
W&T Offshore, Inc.	8.50	06/15/19	365	396,938
Total Energy				11,937,002
Healthcare - 10.3%
CHS/Community Health Systems, Inc.	7.13	07/15/20	525	569,625
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	500	548,750
Kindred Healthcare, Inc.	8.25	06/01/19	500	496,250
HCA, Inc. 6	8.00	10/01/18	1,000	1,170,000
Health Management Associates, Inc.	6.13	04/15/16	500	548,750
Health Management Associates, Inc. 6	7.38	01/15/20	500	548,750
inVentiv Health, Inc. 1,5	10.25	08/15/18	390	333,450
Jaguar Holding Company II/Jaguar Merger Sub, Inc. 1,5,6	9.50	12/01/19	925	1,061,437
Polymer Group, Inc. 6	7.75	02/01/19	1,000	1,090,000
Service Corporation International 6	6.75	04/01/16	975	1,092,000
Total Healthcare				7,459,012
Media - 9.3%
ARC Document Solutions, Inc. 6	10.50	12/15/16	1,000	997,500
Cablevision Systems Corp. 6	8.63	09/15/17	1,000	1,165,000
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25	10/30/17	250	269,687
CCO Holdings LLC/CCO Holdings Capital Corp.	8.13	04/30/20	835	933,112
Cenveo Corp.	8.88	02/01/18	450	450,000
Clear Channel Communications, Inc. 6	9.00	03/01/21	1,000	933,750
Cumulus Media Holdings, Inc.	7.75	05/01/19	425	436,688
Liberty Interactive LLC 10 (Acquired 05/03/10, Cost $497, 0.00%)	5.70	05/15/13	1	502
Mediacom LLC/Mediacom Capital Corp. 6	9.13	08/15/19	1,025	1,144,156
National CineMedia LLC	6.00	04/15/22	350	375,375
Total Media				6,705,770
Real Estate - 1.5%
Realogy Corp. 1,5,6	7.88	02/15/19	1,000	1,095,000
Services - 21.1%
AMC Entertainment, Inc. 6	8.75	06/01/19	1,000	1,097,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6	8.25	01/15/19	1,000	1,108,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	250	295,002
Beazer Homes USA, Inc. 6	9.13	06/15/18	425	456,875
Boyd Gaming Corp. 1,5,6	9.00	07/01/20	1,000	1,040,000
Caesars Entertainment Operating Company, Inc. 6	8.50	02/15/20	250	246,875
Caesars Entertainment Operating Company, Inc. 6	11.25	06/01/17	700	744,625
Casella Waste Systems, Inc.	7.75	02/15/19	1,275	1,214,438
CityCenter Holdings LLC/CityCenter Finance Corp. 6	7.63	01/15/16	1,000	1,073,750
Iron Mountain, Inc. 6	8.38	08/15/21	1,000	1,098,750
MGM Resorts International 10 (Acquired 10/07/10, Cost $482, 0.00%)	5.88	02/27/14	1	520
MGM Resorts International 6	7.63	01/15/17	1,000	1,110,000
MGM Resorts International	8.63	02/01/19	275	320,375
Mohegan Tribal Gaming Authority 10 (Acquired 10/27/09, Cost $500, 0.00%)	7.13	08/15/14	1	478
MTR Gaming Group, Inc. 9	11.50	08/01/19	953	989,073
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,5,6	8.88	04/15/17	1,000	1,060,000
PulteGroup, Inc. 6	6.38	05/15/33	1,000	1,005,000
Standard Pacific Corp. 6	8.38	05/15/18	1,000	1,177,500
United Rentals North America, Inc.	8.25	02/01/21	325	368,063
United Rentals North America, Inc. 6	10.25	11/15/19	675	784,688
Total Services				15,192,262
Technology & Electronics - 3.1%
First Data Corp.	9.88	09/24/15	101	104,030
First Data Corp. 1	11.25	01/15/21	1,025	1,066,000
Freescale Semiconductor, Inc. 6	8.05	02/01/20	1,000	1,057,500
Total Technology & Electronics				2,227,530

HELIOS HIGH YIELD FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Telecommunications - 10.1%
CenturyLink, Inc.	7.65%	03/15/42	$1,000	$966,250
Cincinnati Bell, Inc. 6	8.25	10/15/17	325	344,500
Cincinnati Bell, Inc. 6	8.75	03/15/18	925	918,063
Frontier Communications Corp. 6	7.13	03/15/19	1,250	1,350,000
Level 3 Communications, Inc. 1,5,6	8.88	06/01/19	1,000	1,092,500
MetroPCS Wireless, Inc. 1	6.63	04/01/23	1,000	1,020,000
PAETEC Holding Corp.	9.88	12/01/18	500	573,750
Windstream Corp. 6	7.00	03/15/19	1,000	1,021,250
Total Telecommunications				7,286,313
Utility - 2.6%
Calpine Corp. 1,5,6	7.25	10/15/17	900	954,000
Dynegy Holdings LLC 7,8,10 (Acquired 04/11/11, Cost $0, 0.00%)	8.38	05/01/16	8	75
Edison Mission Energy 8,10 (Acquired 12/06/11, Cost $7,493, 0.01%)	7.50	06/15/13	8	3,975
NRG Energy, Inc.	8.50	06/15/19	850	932,875
Total Utility				1,890,925
Total HIGH YIELD CORPORATE BONDS
(Cost $88,854,960)				94,313,532
TERM LOANS - 1.8%
Albertson, Inc. 2,5	4.50	02/27/16	350	355,688
inVentiv Health, Inc. 2,5	5.00	08/04/16	675	668,250
Texas Competitive Electric Holdings Company LLC 2,5	4.71	10/10/17	284	201,105
Texas Competitive Electric Holdings Company LLC 2,5	4.81	10/10/17	86	60,831
Texas Competitive Electric Holdings Company LLC 2,5	4.81	10/10/17	59	42,088
Total TERM LOANS
(Cost $1,404,165)				1,327,962
			Shares	Value
COMMON STOCKS - 1.5%
Media - 0.0%
Dex One Corp. 4			65	111
Services - 0.4%
Cedar Fair L.P.			6,700	266,459
Telecommunications - 1.1%
AT&T, Inc.			7,715	283,063
CenturyLink, Inc.			7,630	268,042
Frontier Communications Corp.			57,000	226,860
Total Telecommunications				777,965
Utility - 0.0%
Dynegy, Inc. 4			185	4,438
Total COMMON STOCKS
(Cost $1,046,063)				1,048,973
WARRANTS - 0.4%
General Motors Co. 4
Expiration: July 2016			9,239	171,014
Exercise Price: $10.00
General Motors Co. 4
Expiration: July 2019
Exercise Price: $18.33			9,239	108,928
Total WARRANTS
(Cost $480,582)				279,942
	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENT - 2.3%
STIT Liquid Assets Portfolio, Institutional Class 2
(Cost $1,645,210)	0.11%	12/31/31	$1,645	1,645,211
Total Investments - 141.6%
(Cost $96,450,515)				102,157,380
Liabilities in Excess of Other Assets - (41.6)%				(30,021,041)
TOTAL NET ASSETS - 100.0%				$72,136,339

HELIOS HIGH YIELD FUND
Notes to Schedule of Investments (Unaudited)
March 31, 2013
The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 -	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2013, the total value of all such investments was $20,928,743 or 29.0% of net assets.
2 -	Variable rate security - Interest rate shown in the rate in effect as of March 31, 2013.
3 -	Foreign security or a U.S. security of a foreign company.
4 -	Non-Income producing security.
5 -	Private Placement.
6 -	Portion of entire principal amount pledged as collateral for credit facility.
7 -	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of March 31, 2013, the total value of all such securities was $830 or less than 0.0% of net assets.
8 -	Issuer is currently in default on its regularly scheduled interest payment.
9 -	Payment in kind security.
10 -	Restricted Illiquid Securities - Securities that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of March 31, 2013, the total value of these securites was $30,151 or 0.04% of the net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security.  If quotes cannot be obtained from two active and reliable market makers then the securities may be priced using a quote obtained from a single active market maker. Short-term debt securities with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value, in which case these securities will be fair valued as determined by the Adviser’s Valuation Committee.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Level 4
Investment Grade Corporate Bonds:	$-	$3,541,760	$-	$3,541,760
High Yield Corporate Bonds:	-	94,312,702	830	94,313,532
Term Loans:	-	1,327,962	-	1,327,962
Common Stocks:	1,048,973	-	-	1,048,973
Warrants:	279,942	-	-	279,942
Short Term Investment	1,645,211	-	-	1,645,211
Total	$2,974,126	$99,182,424	830	$102,157,380

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amount of $30,400,000. As of March 31, 2013 this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.  The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of March 31, 2013	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$830	Unadjusted quoted market prices	NBIB (1)	0.0 – 101.00
Total Fair Value for Level 3 Investments	$830

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Structured Notes	Term Loans	Total
Balance at June 30, 2012	$25,257,386	$14,734	$256,299	$25,528,419
Accrued Discounts (Premiums)	27,613	-	3,967	31,580
Realized Gain (Loss)	78,382	-	-	78,382
Change in Unrealized Appreciation	1,086,769	165	68,559	1,155,493
Purchases at Cost	59,310	-	-	59,310
Sales Proceeds	(5,033,769)	(14,899)	(127,720)	(5,176,388)
Transfers out of Level 3	(21,474,861)	-	(201,105)	(21,675,966	) (a)
Balance at March 31, 2013	$830	$-	$-	$830
Change in unrealized gains or losses relating to assets still held at reporting date	$75	$-	$-	$75

(a) Transfers in and out of Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

During the period ended March 31, 2013, the Fund did not have any transfers between Level 1 and   Level 2.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Credit facility: The Fund, with the approval of its Board of Trustees, including its independent Directors, has entered into a financing package that includes a Commitment Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. that allows the Fund to borrow up to an initial limit of up to 331/3% of its Managed Assets. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account. Interest is charged at the 3 month LIBOR (London Inter-bank Offered Rate) plus 0.80% on the amount borrowed and 0.80% on the undrawn amount.

For the period ended March 31, 2013, the average interest rate paid under the line of credit was 1.12% of the total line of credit amount available for the Fund.

Total line of credit amount available	$34,000,000
Line of credit outstanding at March 31, 2013	30,400,000
Line of credit amount unused at March 31, 2013	3,600,000
Average balance outstanding during the period	30,400,000
Interest expense incurred on line of credit during the period	285,905

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2013 was as follows: cost of investments $96,450,515.  Net unrealized appreciation was $5,706,865 (gross unrealized appreciation - $6,657,203; gross unrealized depreciation - $950,338).

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios High Yield Fund

By (Signature and Title)                      /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   May 21, 2013

By (Signature and Title)*                    /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date:   May 21, 2013

* Print the name and title of each signing officer under his or her signature.